Consolidated Cash Flow Statements (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Legal proceedings settlement	$ 195	$ 108	$ 19
Acquisitions through business combinations, other provisions	$ 29